THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

WASATCH FUNDS, INC.

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap Fund™, Wasatch Global Opportunities Fund™, Wasatch Global Science & Technology Fund® , Wasatch Heritage Growth Fund®, Wasatch International Growth Fund®, Wasatch International Opportunities Fund™, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Ultra Growth Fund®, Wasatch-Hoisington U.S. Treasury Fund, Wasatch–1st Source Income Fund, Wasatch–1st Source Income Equity Fund and

Wasatch–1st Source Long/Short Fund

Supplement dated June 1, 2009

to the Statement of Additional Information

dated January 31, 2009 as amended March 24, 2009

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2009 as amended March 24, 2009. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

1. Effective immediately, the directors and officers’ chart in the section entitled “MANAGEMENT OF THE COMPANY-Management Information” beginning on page 37 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Independent Directors

James U. Jensen, J.D., MBA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 64	Director and Chairman of the Board	Indefinite Served as Chairman of the Board since 2004 and Director since 1986	Chief Executive Officer of Clearwater Governance Group (an operating board governance consulting company) July 2008 to present; Co-Founder and Chairman of the Board of Intelisum, Inc. (a company pursuing computer and measurement technology and products) 2001 - 2008; Consultant on corporate growth and technology transfer since 2004; Vice President, Corporate Development, Legal Affairs and General Counsel, and Secretary, NPS Pharmaceuticals, Inc. from 1991 to 2004.	18

Private companies and foundations.

Director and Board Chairman of Bayhill Capital Corporation (telephone communications) since December 2007.

Director, University of Utah Research Foundation (technology and real estate foundation affiliated with University of Utah) since 1998.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
William R. Swinyard, Ph.D. 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 68	Director and Chairman of the Audit Committee	Indefinite Served as Chairman of the Audit Committee since 2004 and Director since 1986	Professor of Business Management and Holder of the Fred G. Meyer Chair of Marketing (Emeritus), Brigham Young University from 1978 to 2007.	18	None

D. James Croft, Ph.D. 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 66	Director	Indefinite Served as Director since 2005	Consultant since 2004 and Founder & Executive Director, Mortgage Asset Research Institute from 1990 to 2004.	18	None

Interested Director

Samuel S. Stewart, Jr., Ph.D. CFA[3] 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 66	President and Director	Indefinite Served as President and Director since 1986	Chairman of the Board for the Advisor since 1975; Chief Investment Officer of the Advisor from 2004 to June 2009; Director of Research of the Advisor from 1975 to 2004; Chairman of the Board of Wasatch Funds from 1986 to 2004.	18	None

[1]	A Director may serve until his death, resignation, removal or retirement. Each Independent Director shall retire as Director at the end of the calendar year in which he attains the age of 72 years.
[2]

Directorships are those held by a Director in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act.

[3]	Mr. Stewart is an Interested Director because he serves as a director and officer of the Advisor.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years
Officers

Daniel D. Thurber 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 39	Vice President	Indefinite Served as Vice President since February 2007	General Counsel, Chief Compliance Officer and Director of Compliance for the Advisor since 2006; Chief Compliance Officer and Secretary for Wasatch Funds from May 2006 to February 2007; Associate and Partner at Dorsey & Whitney LLP from 2001 to 2006.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years
Russell L. Biles 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 41	Chief Compliance Officer, Vice President and Secretary	Indefinite Served as Chief Compliance Officer and Vice President since February 2007 and Secretary since November 2008	Chief Compliance Officer and Vice President for Wasatch Funds since February 2007; Secretary for Wasatch Funds since November 2008; Counsel for the Advisor since October 2006; Senior Compliance Administrator for the Advisor from October 2005 to October 2006; Attorney and Managing Member of Nicholls Nicholls Biles & Bower, LLC from 2002 to 2005.

Eric Huefner 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 44	Vice President	Indefinite Served as Vice President since February 2008	Vice President for Wasatch Funds since February 2008; Treasurer for Wasatch Funds from November 2008 to May 2009; Director of Mutual Funds for the Advisor since June 2006; Business Director, Campbell Soup Company, March 2003 to May 2006.

Cindy B. Firestone CPA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 51	Treasurer	Indefinite Served as Treasurer since May 2009	Treasurer for Wasatch Funds since May 2009; Assistant Treasurer for Wasatch Funds from November 2008 to May 2009; Internal Auditor for the Advisor since 2002.

2. Effective immediately, the fourth paragraph in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES-Investment Advisor” beginning on page 45 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The principal executive officers and directors of the Advisor are Samuel S. Stewart, Jr., Ph.D., Chairman of the Board; Jeff S. Cardon, Chief Executive Officer, Treasurer and Director; Karey D. Barker, Vice President and Director; Robert T. Gardiner, Vice President; Michael K. Yeates, Chief Financial Officer, Vice President and Director; J.B. Taylor, Director; Daniel D. Thurber, General Counsel, Vice President, Secretary and Chief Compliance Officer; and Eric S. Bergeson, Director. In addition to positions held with the Advisor the following also hold positions with the Company: Dr. Stewart, President; and Mr. Thurber, Vice President.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

WASATCH FUNDS, INC.

Wasatch Heritage Value Fund

Supplement dated June 1, 2009

to the Statement of Additional Information

dated January 31, 2009

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2009 as amended March 24, 2009. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

1. Effective immediately, the directors and officers’ chart in the section entitled “MANAGEMENT OF THE COMPANY-Management Information” beginning on page 30 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Independent Directors

James U. Jensen, J.D., MBA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 64	Director and Chairman of the Board	Indefinite Served as Chairman of the Board since 2004 and Director since 1986	Chief Executive Officer of Clearwater Governance Group (an operating board governance consulting company) July 2008 to present; Co-Founder and Chairman of the Board of Intelisum, Inc. (a company pursuing computer and measurement technology and products) 2001 - 2008; Consultant on corporate growth and technology transfer since 2004; Vice President, Corporate Development, Legal Affairs and General Counsel, and Secretary, NPS Pharmaceuticals, Inc. from 1991 to 2004.	18

Private companies and foundations.

Director and Board Chairman of Bayhill Capital Corporation (telephone communications) since December 2007.

Director, University of Utah Research Foundation (technology and real estate foundation affiliated with University of Utah) since 1998.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
William R. Swinyard, Ph.D. 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 68	Director and Chairman of the Audit Committee	Indefinite Served as Chairman of the Audit Committee since 2004 and Director since 1986	Professor of Business Management and Holder of the Fred G. Meyer Chair of Marketing (Emeritus), Brigham Young University from 1978 to 2007.	18	None

D. James Croft, Ph.D. 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 66	Director	Indefinite Served as Director since 2005	Consultant since 2004 and Founder & Executive Director, Mortgage Asset Research Institute from 1990 to 2004.	18	None

Interested Director

Samuel S. Stewart, Jr., Ph.D. CFA[3] 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 66	President and Director	Indefinite Served as President and Director since 1986	Chairman of the Board for the Advisor since 1975; Chief Investment Officer of the Advisor from 2004 to June 2009; Director of Research of the Advisor from 1975 to 2004; Chairman of the Board of Wasatch Funds from 1986 to 2004.	18	None

[1]	A Director may serve until his death, resignation, removal or retirement. Each Independent Director shall retire as Director at the end of the calendar year in which he attains the age of 72 years.
[2]

Directorships are those held by a Director in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act.

[3]	Mr. Stewart is an Interested Director because he serves as a director and officer of the Advisor.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years
Officers

Daniel D. Thurber 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 39	Vice President	Indefinite Served as Vice President since February 2007	General Counsel, Chief Compliance Officer and Director of Compliance for the Advisor since 2006; Chief Compliance Officer and Secretary for Wasatch Funds from May 2006 to February 2007; Associate and Partner at Dorsey & Whitney LLP from 2001 to 2006.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years
Russell L. Biles 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 41	Chief Compliance Officer, Vice President and Secretary	Indefinite Served as Chief Compliance Officer and Vice President since February 2007 and Secretary since November 2008	Chief Compliance Officer and Vice President for Wasatch Funds since February 2007; Secretary for Wasatch Funds since November 2008; Counsel for the Advisor since October 2006; Senior Compliance Administrator for the Advisor from October 2005 to October 2006; Attorney and Managing Member of Nicholls Nicholls Biles & Bower, LLC from 2002 to 2005.

Eric Huefner 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 44	Vice President	Indefinite Served as Vice President since February 2008	Vice President for Wasatch Funds since February 2008; Treasurer for Wasatch Funds from November 2008 to May 2009; Director of Mutual Funds for the Advisor since June 2006; Business Director, Campbell Soup Company, March 2003 to May 2006.

Cindy B. Firestone CPA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 51	Treasurer	Indefinite Served as Treasurer since May 2009	Treasurer for Wasatch Funds since May 2009; Assistant Treasurer for Wasatch Funds from November 2008 to May 2009; Internal Auditor for the Advisor since 2002.

2. Effective immediately, the fourth paragraph in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES-Investment Advisor” beginning on page 35 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The principal executive officers and directors of the Advisor are Samuel S. Stewart, Jr., Ph.D., Chairman of the Board; Jeff S. Cardon, Chief Executive Officer, Treasurer and Director; Karey D. Barker, Vice President and Director; Robert T. Gardiner, Vice President; Michael K. Yeates, Chief Financial Officer, Vice President and Director; J.B. Taylor, Director; Daniel D. Thurber, General Counsel, Vice President, Secretary and Chief Compliance Officer; and Eric S. Bergeson, Director. In addition to positions held with the Advisor the following also hold positions with the Company: Dr. Stewart, President; and Mr. Thurber, Vice President.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

WASATCH FUNDS, INC.

Wasatch Strategic Income Fund

Supplement dated June 1, 2009

to the Statement of Additional Information

dated January 31, 2009

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2009 as amended March 24, 2009. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

1. Effective immediately, the directors and officers’ chart in the section entitled “MANAGEMENT OF THE COMPANY-Management Information” beginning on page 30 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Independent Directors

James U. Jensen, J.D., MBA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 64	Director and Chairman of the Board	Indefinite Served as Chairman of the Board since 2004 and Director since 1986	Chief Executive Officer of Clearwater Governance Group (an operating board governance consulting company) July 2008 to present; Co-Founder and Chairman of the Board of Intelisum, Inc. (a company pursuing computer and measurement technology and products) 2001 - 2008; Consultant on corporate growth and technology transfer since 2004; Vice President, Corporate Development, Legal Affairs and General Counsel, and Secretary, NPS Pharmaceuticals, Inc. from 1991 to 2004.	18

Private companies and foundations.

Director and Board Chairman of Bayhill Capital Corporation (telephone communications) since December 2007.

Director, University of Utah Research Foundation (technology and real estate foundation affiliated with University of Utah) since 1998.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
William R. Swinyard, Ph.D. 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 68	Director and Chairman of the Audit Committee	Indefinite Served as Chairman of the Audit Committee since 2004 and Director since 1986	Professor of Business Management and Holder of the Fred G. Meyer Chair of Marketing (Emeritus), Brigham Young University from 1978 to 2007.	18	None

D. James Croft, Ph.D. 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 66	Director	Indefinite Served as Director since 2005	Consultant since 2004 and Founder & Executive Director, Mortgage Asset Research Institute from 1990 to 2004.	18	None

Interested Director

Samuel S. Stewart, Jr., Ph.D. CFA[3] 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 66	President and Director	Indefinite Served as President and Director since 1986	Chairman of the Board for the Advisor since 1975; Chief Investment Officer of the Advisor from 2004 to June 2009; Director of Research of the Advisor from 1975 to 2004; Chairman of the Board of Wasatch Funds from 1986 to 2004.	18	None

[1]	A Director may serve until his death, resignation, removal or retirement. Each Independent Director shall retire as Director at the end of the calendar year in which he attains the age of 72 years.
[2]

Directorships are those held by a Director in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act.

[3]	Mr. Stewart is an Interested Director because he serves as a director and officer of the Advisor.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years
Officers

Daniel D. Thurber 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 39	Vice President	Indefinite Served as Vice President since February 2007	General Counsel, Chief Compliance Officer and Director of Compliance for the Advisor since 2006; Chief Compliance Officer and Secretary for Wasatch Funds from May 2006 to February 2007; Associate and Partner at Dorsey & Whitney LLP from 2001 to 2006.

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years
Russell L. Biles 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 41	Chief Compliance Officer, Vice President and Secretary	Indefinite Served as Chief Compliance Officer and Vice President since February 2007 and Secretary since November 2008	Chief Compliance Officer and Vice President for Wasatch Funds since February 2007; Secretary for Wasatch Funds since November 2008; Counsel for the Advisor since October 2006; Senior Compliance Administrator for the Advisor from October 2005 to October 2006; Attorney and Managing Member of Nicholls Nicholls Biles & Bower, LLC from 2002 to 2005.

Eric Huefner 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 44	Vice President	Indefinite Served as Vice President since February 2008	Vice President for Wasatch Funds since February 2008; Treasurer for Wasatch Funds from November 2008 to May 2009; Director of Mutual Funds for the Advisor since June 2006; Business Director, Campbell Soup Company, March 2003 to May 2006.

Cindy B. Firestone CPA 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 51	Treasurer	Indefinite Served as Treasurer since May 2009	Treasurer for Wasatch Funds since May 2009; Assistant Treasurer for Wasatch Funds from November 2008 to May 2009; Internal Auditor for the Advisor since 2002.

2. Effective immediately, the fourth paragraph in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES-Investment Advisor” beginning on page 35 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The principal executive officers and directors of the Advisor are Samuel S. Stewart, Jr., Ph.D., Chairman of the Board; Jeff S. Cardon, Chief Executive Officer, Treasurer and Director; Karey D. Barker, Vice President and Director; Robert T. Gardiner, Vice President; Michael K. Yeates, Chief Financial Officer, Vice President and Director; J.B. Taylor, Director; Daniel D. Thurber, General Counsel, Vice President, Secretary and Chief Compliance Officer; and Eric S. Bergeson, Director. In addition to positions held with the Advisor the following also hold positions with the Company: Dr. Stewart, President; and Mr. Thurber, Vice President.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE